SHARE-BASED COMPENSATION - STOCK OPTION ACTIVITY & OPTION PRICING MODEL (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Number of options
Granted (in shares) | shares	17,600,000	17,600,000	15,080,000	15,080,000	0	0
Exercised (in shares) | shares	(1,096,896)	(1,096,896)			(1,325,241)	(1,325,241)
Outstanding at the end of the period (in shares) | shares	37,369,229	37,369,229
Minimum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.06		$ 0.06		$ 0.06
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	2 years	2 years
Maximum
Weighted average Exercise price
Granted (in dollars per shares)	$ 0.07		$ 0.07		$ 0.07
Aggregate intrinsic value
Period over which unrecognized share-based compensation cost are expected to be recognized	4 years	4 years
ADS
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	$ 1.06
Ordinary shares
Aggregate intrinsic value
Closing price of ordinary shares (in dollars per share)	$ 0.07
Options | Employees
Number of options
Outstanding at the beginning of the period (in shares) | shares	25,113,357	25,113,357	10,938,077	10,938,077
Vested and expected to vest at the beginning of the period (in shares) | shares	25,113,357	25,113,357	10,938,077	10,938,077
Granted (in shares) | shares	17,600,000	17,600,000	15,080,000	15,080,000
Exercised (in shares) | shares	(1,096,896)	(1,096,896)
Forfeited (in shares) | shares	(4,247,232)	(4,247,232)	(904,720)	(904,720)
Outstanding at the end of the period (in shares) | shares	37,369,229	37,369,229	25,113,357	25,113,357	10,938,077	10,938,077
Vested and expected to vest at the end of the period (in shares) | shares	37,369,229	37,369,229	25,113,357	25,113,357	10,938,077	10,938,077
Exercisable at the end of the period (in shares) | shares	16,222,688		16,918,975				16,222,688
Weighted average Exercise price
Outstanding at the beginning of the period (in dollars per shares)	$ 0.14		$ 0.25
Vested and expected to vest at the beginning of the period (in dollars per shares)	0.14		0.25
Granted (in dollars per shares)	0.06
Exercised (in dollars per shares)	0.08		0.07
Forfeited (in dollars per shares)	0.06		0.27
Outstanding at the end of the period (in dollars per shares)	0.11		0.14		$ 0.25
Vested and expected to vest at the end of the period (in dollars per shares)	0.11		0.14		$ 0.25
Exercisable at the end of the period (in dollars per shares)	$ 0.17		$ 0.22
Weighted average remaining contractual term (Years)
Outstanding at the end of the period	7 years 9 months 22 days	7 years 9 months 22 days	7 years 3 months 4 days	7 years 3 months 4 days	4 years 7 months 2 days	4 years 7 months 2 days
Vested and expected to vest at the end of the period	7 years 9 months 22 days	7 years 9 months 22 days	7 years 3 months 4 days	7 years 3 months 4 days	4 years 7 months 2 days	4 years 7 months 2 days
Exercisable at the end of the period	5 years 11 months 5 days	5 years 11 months 5 days	6 years 1 month 21 days	6 years 1 month 21 days
Aggregate intrinsic value
Outstanding at the beginning of the period (in dollars) | $	$ 586,000		$ 76,000
Vested and expected to vest at the beginning of the period (in dollars) | $	586,000		76,000
Vested and expected to vest at the end of the period (in dollars) | $	2,000		586,000		$ 76,000
Exercisable at the end of the period (in dollars) | $	2,000		312,000
Outstanding at the end of the period (in dollars) | $	2,000		$ 586,000		$ 76,000
Total intrinsic value of stock options exercised | ¥		¥ 502,000		¥ 0		¥ 3,132,000
Unrecognized share-based compensation cost (in CNY or dollars)	$ 414,000						¥ 2,849,000
Assumptions used in calculation of estimated fair value of options
Risk-free interest rates (as a percent)	2.78%	2.78%
Expected volatility (as a percent)	88.00%	88.00%
Expected dividend yield (as a percent)	0.00%	0.00%
Weighted average fair value of share option (in dollars per share)	$ 0.0469
Total fair value of options vested	$ 584,000	¥ 4,013,000		¥ 2,054,000		¥ 590,000
Options | Employees | Minimum
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor	2.2	2.2
Options | Employees | Maximum
Assumptions used in calculation of estimated fair value of options
Suboptimal exercise factor | $	2.8